INCOME TAXES - Summary of significant components of deferred tax assets and deferred tax liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Accrued expenses and payroll and welfare payables	¥ 43,423	¥ 52,628
Property, plant and equipment	95
Unrealized exchange difference	4,191	87
Allowance for uncollectible receivables, contract assets, loans receivable and others	9,240	56,436
Net loss carryforward	20,295	23,514
Others		11,435
Gross deferred tax assets	77,244	144,100
Valuation allowances	(16,070)	(73,189)	¥ (68,932)
Net deferred tax assets	61,174	70,911
Deferred tax liabilities
Property, plant and equipment		(133)
Total deferred tax liabilities		(133)
Deferred tax assets, net	61,174	¥ 70,778
Dividend withholding tax	¥ 40,115